BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Schedule of the computation of basic and diluted net earnings per share:
Numerator for basic net earnings per share - net income (loss) available to shareholders	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Net income (loss) used for the computation of diluted net earnings per share	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Weighted average Ordinary shares outstanding	11,644,700	11,436,162	11,657,304	11,206,194	11,403,596
Effect of dilutive securities:
Employees stock options		886,751		988,009	774,914
Warrants		168,188		137,954	138,992
Total dilutive securities adjustment		1,054,939		1,125,963	913,906
Diluted weighted average Ordinary shares outstanding	11,644,700	12,491,101	11,657,304	12,332,157	12,317,502
Net earnings (loss) per share
Basic	$ (0.07)	$ 0.07	$ (0.09)	$ 0.12	$ 0.34
Diluted	$ (0.07)	$ 0.07	$ (0.09)	$ 0.11	$ 0.31